Subsequent events (Details) - Common shares in Roivant € in Millions, $ in Millions	1 Months Ended	3 Months Ended
	Aug. 05, 2022 USD ($) shares	Jun. 30, 2022 EUR (€)
Disclosure of non-adjusting events after reporting period [line items]
Additional shares issued	359,306
Gross proceeds from sale of shares	$ 1.6	€ 1.5